Financial Assets and Liabilities - Summary of Derivative Financial Instruments (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021 PHP (₱) USD ($)	Dec. 31, 2020 PHP (₱)	Dec. 31, 2019 PHP (₱)
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	1.00
Net Mark-to- market Gains (Losses)	₱ (74,000,000)	₱ (514,000,000)
Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	51,000,000	(14,000,000)
Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	(125,000,000)	(500,000,000)
PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	14,000,000	(5,000,000)
PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	(178,000,000)	(483,000,000)
Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	37,000,000	(9,000,000)
Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	53,000,000	(17,000,000)
Interest Rate Swap Contract [Member] | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Mark-to-market loss/gain	1,000,000	16,000,000
Interest accrual	3,000,000	9,000,000
Hedge cost portion of the movements in the fair value	0	0
Interest Rate Swap Contract [Member] | Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Mark-to-market loss/gain		2,000,000
Interest accrual		197,000
Hedge cost portion of the movements in the fair value	0	0
Long Term Currency Swaps | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Mark-to-market loss/gain	4,000,000	46,000,000
Interest accrual	2,000,000	6,000,000
Hedge cost portion of the movements in the fair value	500,000	2,000,000	₱ 2,000,000
Long Term Currency Swaps | Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Interest accrual	201,000	2,000,000
Hedge cost portion of the movements in the fair value	309,000	1,000,000
Net Mark-to- market Gains (Losses)	₱ 9,000,000	13,000,000
Termination Date Various Dates in April and May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Foreign Exchange Options Capped Forward | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.80
Net Mark-to- market Gains (Losses)	₱ (2,000,000)
Termination Date Various Dates in May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.68
Net Mark-to- market Gains (Losses)	₱ (1,000,000)
Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various Dates In November Two Thousand Twenty One | Subsidized Forwards | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.38
Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in November to December 2021 [Member] | Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.90
Termination Date January 23, 2031 [Member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Mark-to-market loss/gain	₱ 100,000,000	342,000,000
Interest accrual	75,000,000	64,000,000
Hedge cost portion of the movements in the fair value	89,000,000	₱ 26,000,000
Termination Date December Thirteen Two Thousand Thirty [Member] | Long Term Foreign Currency Options | Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Mark-to-market loss/gain	48,000,000
Interest accrual	4,000,000
Hedge cost portion of the movements in the fair value	₱ 8,000,000
Condition One | Termination Date Various Dates in April and May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Foreign Exchange Options Capped Forward | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	52.17
Exchange rate, description	Php50.80 plus the excess above Php52.17
Condition One | Termination Date Various Dates in April and May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Bottom of range [member] | Foreign Exchange Options Capped Forward | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	52.17
Condition One | Termination Date Various Dates in May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.02
Condition One | Termination Date Various Dates in May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.02
Condition One | Termination Date Various Dates in May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Bottom of range [member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.02
Condition One | Termination Date Various Dates in May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Top of range [member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	52.05
Condition One | Termination Date Various Dates in Two Thousand Twenty Two [Member] | Various Dates In November Two Thousand Twenty One | Subsidized Forwards | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.65
Net Mark-to- market Gains (Losses)	₱ (1,000,000)
Condition One | Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various Dates In November Two Thousand Twenty One | Subsidized Forwards | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate, description	Php50.38 plus the excess above Php51.65
Condition One | Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various Dates In November Two Thousand Twenty One | Bottom of range [member] | Subsidized Forwards | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.65
Condition One | Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in November to December 2021 [Member] | Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.88
Condition One | Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in November to December 2021 [Member] | Bottom of range [member] | Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.88
Condition One | Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in November to December 2021 [Member] | Top of range [member] | Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.75
Condition One | Termination Date January 23, 2031 [Member] | US Dollar Liabilities [Member] | Various dates in July 2020 and February to March 2021 [Member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.61
Condition One | Termination Date January 23, 2031 [Member] | US Dollar Liabilities [Member] | Various dates in July 2020 and February to March 2021 [Member] | Bottom of range [member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.61
Condition One | Termination Date January 23, 2031 [Member] | US Dollar Liabilities [Member] | Various dates in July 2020 and February to March 2021 [Member] | Top of range [member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	55.28
Condition One | Termination Date December Thirteen Two Thousand Thirty [Member] | US Dollar Liabilities [Member] | February To April Two Thousand Twenty One | Long Term Foreign Currency Options | Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	48.00
Condition One | Termination Date December Thirteen Two Thousand Thirty [Member] | US Dollar Liabilities [Member] | February To April Two Thousand Twenty One | Bottom of range [member] | Long Term Foreign Currency Options | Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	48.00
Condition One | Termination Date December Thirteen Two Thousand Thirty [Member] | US Dollar Liabilities [Member] | February To April Two Thousand Twenty One | Top of range [member] | Long Term Foreign Currency Options | Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	53.34
Condition Two | Termination Date Various Dates in April and May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Foreign Exchange Options Capped Forward | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.80
Condition Two | Termination Date Various Dates in April and May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Top of range [member] | Foreign Exchange Options Capped Forward | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	52.17
Condition Two | Termination Date Various Dates in May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	52.05
Condition Two | Termination Date Various Dates in May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate, description	Php51.02 plus the excess above Php52.05
Condition Two | Termination Date Various Dates in May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Bottom of range [member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	52.05
Condition Two | Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various Dates In November Two Thousand Twenty One | Subsidized Forwards | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.38
Condition Two | Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various Dates In November Two Thousand Twenty One | Bottom of range [member] | Subsidized Forwards | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.65
Condition Two | Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various Dates In November Two Thousand Twenty One | Top of range [member] | Subsidized Forwards | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.65
Condition Two | Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in November to December 2021 [Member] | Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.75
Exchange rate, description	Php50.88 plus the excess above Php51.75
Net Mark-to- market Gains (Losses)	₱ (2,000,000)
Condition Two | Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in November to December 2021 [Member] | Bottom of range [member] | Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.75
Condition Two | Termination Date January 23, 2031 [Member] | US Dollar Liabilities [Member] | Various dates in July 2020 and February to March 2021 [Member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Foreign exchange rate subsidy	5.67
Condition Two | Termination Date January 23, 2031 [Member] | US Dollar Liabilities [Member] | Various dates in July 2020 and February to March 2021 [Member] | Bottom of range [member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	55.28
Condition Two | Termination Date December Thirteen Two Thousand Thirty [Member] | US Dollar Liabilities [Member] | February To April Two Thousand Twenty One | Long Term Foreign Currency Options | Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Foreign exchange rate subsidy	5.34
Condition Two | Termination Date December Thirteen Two Thousand Thirty [Member] | US Dollar Liabilities [Member] | February To April Two Thousand Twenty One | Bottom of range [member] | Long Term Foreign Currency Options | Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	53.34
Condition Three | Termination Date Various Dates in May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.68
Condition Three | Termination Date Various Dates in May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Top of range [member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	51.02
Condition Three | Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in November to December 2021 [Member] | Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.90
Condition Three | Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in November to December 2021 [Member] | Top of range [member] | Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.88
Condition Three | Termination Date January 23, 2031 [Member] | US Dollar Liabilities [Member] | Various dates in July 2020 and February to March 2021 [Member] | Top of range [member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.61
Condition Three | Termination Date December Thirteen Two Thousand Thirty [Member] | US Dollar Liabilities [Member] | February To April Two Thousand Twenty One | Top of range [member] | Long Term Foreign Currency Options | Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	48.00